Shareholder Report, Line Graph (Details) 190083_Innovator IBD Breakout Opportunities ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 12, 2018	Oct. 31, 2025
Innovator IBD® Breakout Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator IBD Breakout Opportunities ETF NAV
Accumulated Value	$ 15,044	$ 11,804	$ 12,300	$ 14,640	$ 9,434	$ 7,794	$ 8,105	$ 10,000	$ 15,626
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	21,884	15,856	14,396	16,859	11,797	10,753	9,405	10,000	$ 26,579
IBD Breakout Stocks Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									IBD Breakout Stocks Total Return Index
Accumulated Value	$ 16,271	$ 12,609	$ 12,983	$ 15,261	$ 9,680	$ 7,884	$ 8,117	$ 10,000	$ 17,126